Exhibit 99
Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	May 2019
Payment Date	6/17/2019
Transaction Month	51
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,669,398,082.33	74,643		54.9 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$359,200,000.00	0.32%		April 15, 2016
Class A-2a Notes	$215,000,000.00	0.81%		January 15, 2018
Class A-2b Notes	$331,400,000.00	2.68963%	*	January 15, 2018
Class A-3 Notes	$483,000,000.00	1.28%		September 15, 2019
Class A-4 Notes	$111,780,000.00	1.64%		June 15, 2020
Class B Notes	$47,380,000.00	2.03%		August 15, 2020
Class C Notes	$31,590,000.00	2.20%		November 15, 2020
Class D Notes	$31,590,000.00	2.70%		September 15, 2021
Total	$1,610,940,000.00
	* One-month LIBOR + 0.25%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$272,566.71

Principal:
Principal Collections	$7,069,467.26
Prepayments in Full	$1,836,809.48
Liquidation Proceeds	$32,478.38
Recoveries	$28,429.84
Sub Total	$8,967,184.96
Collections	$9,239,751.67

Purchase Amounts:
Purchase Amounts Related to Principal	$211,549.97
Purchase Amounts Related to Interest	$1,145.00
Sub Total	$212,694.97

Clean-up Call	$76,653,761.57

Reserve Account Draw Amount	$8,346,990.41

Available Funds - Total	$94,453,198.62

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	May 2019
Payment Date	6/17/2019
Transaction Month	51
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$94,453,198.62
Servicing Fee	$71,560.35	$71,560.35	$0.00	$0.00	$94,381,638.27
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$94,381,638.27
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$94,381,638.27
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$94,381,638.27
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$94,381,638.27
Interest - Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$94,381,638.27
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$94,381,638.27
Interest - Class B Notes	$33,111.67	$33,111.67	$0.00	$0.00	$94,348,526.60
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$94,348,526.60
Interest - Class C Notes	$57,915.00	$57,915.00	$0.00	$0.00	$94,290,611.60
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$94,290,611.60
Interest- Class D Notes	$71,077.50	$71,077.50	$0.00	$0.00	$94,219,534.10
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$94,219,534.10
Regular Principal Payment	$82,753,403.32	$82,753,403.32	$0.00	$0.00	$11,466,130.78
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$11,466,130.78
Residual Released to Depositor	$0.00	$11,466,130.78	$0.00	$0.00	$0.00
Total		$94,453,198.62

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$82,753,403.32
Total					$82,753,403.32
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B Notes	$19,573,403.32	$413.12	$33,111.67	$0.70	$19,606,514.99	$413.82
Class C Notes	$31,590,000.00	$1,000.00	$57,915.00	$1.83	$31,647,915.00	$1,001.83
Class D Notes	$31,590,000.00	$1,000.00	$71,077.50	$2.25	$31,661,077.50	$1,002.25
Total	$82,753,403.32	$51.37	$162,104.17	$0.10	$82,915,507.49	$51.47

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	May 2019
Payment Date	6/17/2019
Transaction Month	51

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$0.00	0.0000000	$0.00	0.0000000
Class B Notes	$19,573,403.32	0.4131153	$0.00	0.0000000
Class C Notes	$31,590,000.00	1.0000000	$0.00	0.0000000
Class D Notes	$31,590,000.00	1.0000000	$0.00	0.0000000
Total	$82,753,403.32	0.0513696	$0.00	0.0000000

Pool Information
Weighted Average APR	3.762%	3.810%
Weighted Average Remaining Term	15.88	15.31
Number of Receivables Outstanding	15,184	14,270
Pool Balance	$85,872,416.45	$76,653,761.57
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$82,753,403.32	$73,944,541.74
Pool Factor	0.0514391	0.0459170

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$0.00
Targeted Credit Enhancement Amount	$0.00
Yield Supplement Overcollateralization Amount	$2,709,219.83
Targeted Overcollateralization Amount	$2,709,219.83
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$76,653,761.57

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,346,990.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$8,346,990.41
Ending Reserve Account Balance	$0.00
Change in Reserve Account Balance	$(8,346,990.41)
Specified Reserve Balance	$0.00

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	May 2019
Payment Date	6/17/2019
Transaction Month	51
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		90	$68,349.79
(Recoveries)		154	$28,429.84
Net Loss for Current Collection Period			$39,919.95
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5579%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7996%
Second Prior Collection Period			0.0745%
Prior Collection Period			(0.7702)%
Current Collection Period			0.5895%
Four Month Average (Current and Prior Three Collection Periods)			0.1733%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		6469	$15,399,223.84
(Cumulative Recoveries)			$3,135,427.10
Cumulative Net Loss for All Collection Periods			$12,263,796.74
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7346%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,380.46
Average Net Loss for Receivables that have experienced a Realized Loss			$1,895.78

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.63%	242	$2,012,985.78
61-90 Days Delinquent	0.19%	17	$142,970.35
91-120 Days Delinquent	0.09%	4	$67,072.83
Over 120 Days Delinquent	0.67%	42	$511,675.28
Total Delinquent Receivables	3.57%	305	$2,734,704.24

Repossession Inventory:
Repossessed in the Current Collection Period		8	$58,078.69
Total Repossessed Inventory		13	$125,523.37

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.4643%
Prior Collection Period			0.4676%
Current Collection Period			0.4415%
Three Month Average			0.4578%

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	May 2019
Payment Date	6/17/2019
Transaction Month	51

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer